Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Numerator:
Net income for the period	$ 130,904	$ 115,147	$ 141,152	$ 150,498	$ 246,051	$ 291,650
Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	18,344		19,348		18,546	19,380
Effect of dilutive securities:
Dilutive effect of non-vested shares	52		172		42	172
Diluted weighted average common shares outstanding	18,396		19,520		18,588	19,552
Basic earnings per share (in $ per share)	$ 7.14		$ 7.3		$ 13.27	$ 15.05
Diluted earnings per share (in $ per share)	$ 7.12		$ 7.23		$ 13.24	$ 14.92